Credit Facilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average Outstanding Borrowings	$ 12,490	$ 7,608
Weighted Average Interest Rate	1.80%	1.50%
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Average Outstanding Borrowings	$ 10,865	$ 4,443
Weighted Average Interest Rate	1.80%	1.30%